Income Taxes (Details Textual) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Taxes (Texual)
Federal NOL carryforward for federal	$ 200		$ 19,300
Foreign NOL carryforward			$ 7,000
U.S. statutory tax rates			34.00%	34.00%
Net deferred liability	589		$ 200
Tax (benefit)/expense	46	$ 79	$ (39)	$ (365)
Wireless Ronin Technologies [Member]
Income Taxes (Texual)
Tax (benefit)/expense	$ 40
Maximum [Member]
Income Taxes (Texual)
U.S. statutory tax rates			35.00%
Minimum [Member]
Income Taxes (Texual)
U.S. statutory tax rates			21.00%